Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Impairment losses	¥ 7,101	¥ 13,490	¥ 27,428
Depreciation and amortization	223,164	234,457	345,560
Retail And Business Banking Company
Property, Plant and Equipment [Line Items]
Impairment losses	3,397
Impairment losses on real estate	2,275
General and Administrative expenses
Property, Plant and Equipment [Line Items]
Impairment losses	3,872	6,813	8,910
Occupancy expenses
Property, Plant and Equipment [Line Items]
Impairment losses	¥ 3,229	6,677	18,518
Retail And Business Banking Company
Property, Plant and Equipment [Line Items]
Impairment losses		6,774	¥ 15,761
Impairment losses on real estate		¥ 5,587